Property, Plant and Equipment	6 Months Ended	12 Months Ended
	Mar. 31, 2014	Sep. 30, 2013
Property Plant And Equipment [Abstract]
Property, Plant and Equipment

(7) Property, Plant and Equipment

	March 31, 2014	September 30, 2013
	(In thousands)
Leasehold improvements	$12,609	$12,984
Equipment and software	35,518	35,203

Total cost	48,127	48,187
Less: accumulated depreciation and amortization	(39,523)	(38,519)

Net Property, Plant and Equipment	$8,604	$9,668

Depreciation for fixed assets and leasehold amortization expense was approximately $680 thousand and $809 thousand for the three months ended March 31, 2014 and 2013. It was $1.5 million and $1.6 million for the six months ended March 31, 2014 and 2013.

(8) Property, Plant and Equipment

	September 30,
	2013	2012
	(In thousands)
Leasehold improvements	$12,984	$12,168
Equipment and software	35,203	35,562

Total cost	48,187	47,730
Less: accumulated depreciation and amortization	(38,519)	(37,125)

Net Property, Plant and Equipment	$9,668	$10,605

Depreciation and leasehold amortization expense for fixed assets was approximately $3.3 million, $4.3 million, and $4.4 million for the years ended September 30, 2013, 2012, and 2011.